SHARE-BASED COMPENSATION - Information Related to Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	4,723,741	7,500,000	7,100,000
Weighted average remaining contractual life	3 years 4 months 24 days
Weighted average exercise price (C$/share)	$ 4.91	$ 5.11	$ 6.15
$1.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	2,600,000
Weighted average remaining contractual life	3 years 2 months 12 days
Weighted average exercise price (C$/share)	$ 4.09
$5.01 - $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	2,100,000
Weighted average remaining contractual life	3 years 7 months 6 days
Weighted average exercise price (C$/share)	$ 5.97
Bottom of range | $1.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	1.01
Bottom of range | $5.01 - $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.01
Top of range | $1.01 - $5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.00
Top of range | $5.01 - $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	$ 10.00